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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-01835


                   	     Pioneer Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  September 30

Date of reporting period:  December 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                          Pioneer Value Fund
            Schedule of Investments  12/31/08 (unaudited)

Shares                                                          Value
           COMMON STOCKS - 96.8 %
           Energy - 13.6 %
           Integrated Oil & Gas - 7.7 %
900,000    Chevron Corp.                                   $  66,573,000
200,000    ConocoPhillips                                     10,360,000
626,300    Exxon Mobil Corp. (b)                              49,997,529
                                                           $ 126,930,529
           Oil & Gas Drilling - 0.7 %
235,500    Transocean Ltd. *  (b)                          $  11,127,375
           Oil & Gas Equipment & Services - 0.6 %
883,400    Weatherford International, Inc. *  (b)          $   9,558,388
           Oil & Gas Exploration & Production - 3.7 %
491,100    Apache Corp.                                    $  36,601,683
669,358    XTO Energy, Inc.                                   23,608,257
                                                           $  60,209,940
           Oil & Gas Storage & Transportation - 0.9 %
2,000,000  EL Paso Corp. (b)                               $  15,660,000
           Total Energy                                    $ 223,486,232
           Materials - 2.7 %
           Diversified Chemical - 1.3 %
1,391,400  Dow Chemical Co.                                $  20,996,226
           Gold - 1.4 %
304,400    Agnico Eagle Mines, Ltd. (b)                    $  15,624,852
192,466    Newmont Mining Corp. (b)                            7,833,366
                                                           $  23,458,218
           Total Materials                                 $  44,454,444
           Capital Goods - 8.5 %
           Aerospace & Defense - 3.1 %
550,000    Northrop Grumman Corp. *                        $  24,772,000
497,800    United Technologies Corp.                          26,682,080
                                                           $  51,454,080
           Industrial Conglomerates - 4.7 %
600,000    3M Co. (b)                                      $  34,524,000
2,627,700  General Electric Co.                               42,568,740
                                                           $  77,092,740
           Trading Companies & Distributors - 0.7 %
150,000    W.W. Grainger, Inc.                             $  11,826,000
           Total Capital Goods                             $ 140,372,820
           Commercial Services & Supplies - 1.6 %
           Environmental & Facilities Services - 1.6 %
791,100    Waste Management, Inc. *  (b)                   $  26,217,054
           Total Commercial Services & Supplies            $  26,217,054
           Transportation - 1.5 %
           Railroads - 1.5 %
512,003    Norfolk Southern Corp.                          $  24,089,741
           Total Transportation                            $  24,089,741
           Automobiles & Components - 0.1 %
           Auto Parts & Equipment - 0.1 %
105,700    Johnson Controls, Inc.                          $   1,919,512
           Total Automobiles & Components                  $   1,919,512
           Media - 4.5 %
           Broadcasting - 0.6 %
1,255,000  CBS Corp. (Class B) (b)                         $  10,278,450
           Movies & Entertainment - 3.9 %
880,900    The Walt Disney Co.                             $  19,987,621
2,000,000  Time Warner, Inc.                                  20,120,000
1,284,900  Viacom, Inc. (Class B) *                           24,490,194
                                                           $  64,597,815
           Total Media                                     $  74,876,265
           Retailing - 2.1 %
           Apparel Retail - 0.8 %
1,007,200  Gap, Inc.                                       $  13,486,408
           Department Stores - 0.3 %
205,800    J.C. Penney Co., Inc.                           $   4,054,260
           Home Improvement Retail - 1.0 %
719,800    Home Depot, Inc.                                $  16,569,796
           Total Retailing                                 $  34,110,464
           Food & Drug Retailing - 4.3 %
           Drug Retail - 0.9 %
492,600    CVS/Caremark Corp.                              $  14,157,324
           Food Retail - 2.1 %
680,770    Kroger Co. (b)                                  $  17,979,136
691,300    Safeway, Inc.                                      16,432,201
                                                           $  34,411,337
           Hypermarkets & Supercenters - 1.3 %
395,600    Wal-Mart Stores, Inc. (b)                       $  22,177,336
           Total Food & Drug Retailing                     $  70,745,997
           Food, Beverage & Tobacco - 7.4 %
           Packaged Foods & Meats - 2.7 %
407,038    General Mills, Inc.                             $  24,727,559
705,200    Kraft Foods, Inc.                                  18,934,620
                                                           $  43,662,179
           Soft Drinks - 1.3 %
475,000    Coca-Cola Co. (b)                               $  21,503,250
           Tobacco - 3.4 %
978,336    Altria Group, Inc. (b)                          $  14,733,740
343,800    Lorillard, Inc. (b)                                19,373,130
506,700    Phillip Morris International (b)                   22,046,517
                                                           $  56,153,387
           Total Food, Beverage & Tobacco                  $ 121,318,816
           Health Care Equipment & Services - 5.4 %
           Health Care Distributors - 0.7 %
327,800    Cardinal Health, Inc.                           $  11,299,266
           Health Care Equipment - 2.5 %
744,600    Medtronic, Inc.                                 $  23,395,332
453,500    Zimmer Holdings, Inc. *                            18,330,470
                                                           $  41,725,802
           Managed Health Care - 2.2 %
457,600    Aetna, Inc. (b)                                 $  13,041,600
635,000    CIGNA Corp. *                                      10,699,750
301,100    Wellpoint, Inc. *  (b)                             12,685,343
                                                           $  36,426,693
           Total Health Care Equipment & Services          $  89,451,761
           Pharmaceuticals & Biotechnology - 9.8 %
           Biotechnology - 1.9 %
531,800    Amgen, Inc. *  (b)                              $  30,711,450
           Life Sciences Tools & Services - 1.5 %
752,300    Thermo Fisher Scientific, Inc. * (b)            $  25,630,861
           Pharmaceuticals - 6.4 %
1,000,000  Bristol-Myers Squibb Co.                        $  23,250,000
805,676    Johnson & Johnson                                  48,203,595
750,000    Merck & Co., Inc.                                  22,800,000
639,600    Schering-Plough Corp.                              10,892,388
                                                           $ 105,145,983
           Total Pharmaceuticals & Biotechnology           $ 161,488,294
           Banks - 2.9 %
           Diversified Banks - 0.7 %
400,000    Wells Fargo  & Co.                              $  11,792,000
           Regional Banks - 1.6 %
344,900    PNC Bank Corp.                                  $  16,900,100
361,517    Zions Bancorporation (b)                            8,860,782
                                                           $  25,760,882
           Thrifts & Mortgage Finance - 0.6 %
861,000    New York Community Bancorp, Inc. (b)            $  10,297,560
           Total Banks                                     $  47,850,442
           Diversified Financials - 7.5 %
           Asset Management & Custody Banks - 3.8 %
330,700    Franklin Resources, Inc.                        $  21,092,046
1,448,966  Invesco, Ltd.                                      20,923,069
500,000    Legg Mason. Inc. (b)                               10,955,000
300,000    The Bank of New York Mellon Corp.                   8,499,000
                                                           $  61,469,115
           Diversified Finance Services - 2.9 %
932,000    Bank of America Corp.                           $  13,122,560
1,100,000  J.P. Morgan Chase & Co.                            34,683,000
                                                           $  47,805,560
           Specialized Finance - 0.8 %
65,800     CME Group, Inc. (b)                             $  13,693,638
           Total Diversified Financials                    $ 122,968,313
           Insurance - 6.4 %
           Life & Health Insurance - 4.6 %
4,100,000  Unum Group                                      $  76,260,000
           Property & Casualty Insurance - 1.8 %
559,800    Chubb Corp.                                     $  28,549,800
           Total Insurance                                 $ 104,809,800
           Software & Services - 1.3 %
           Systems Software - 1.3 %
1,122,100  Microsoft Corp. (b)                             $  21,813,624
           Total Software & Services                       $  21,813,624
           Technology Hardware & Equipment - 3.3 %
           Communications Equipment - 1.3 %
1,334,400  Cisco Systems, Inc. *                           $  21,750,720
           Computer Hardware - 2.0 %
664,415    Hewlett-Packard Co.                             $  24,111,620
110,000    IBM Corp. *                                         9,257,600
                                                           $  33,369,220
           Total Technology Hardware & Equipment           $  55,119,940
           Semiconductors - 2.4 %
           Semiconductor Equipment - 1.2 %
1,915,200  Applied Materials, Inc.                         $  19,400,976
           Semiconductors - 1.2 %
1,389,100  Intel Corp.                                     $  20,364,206
           Total Semiconductors                            $  39,765,182
           Telecommunication Services - 6.8 %
           Integrated Telecommunication Services - 6.8 %
1,542,900  AT&T Corp.                                      $  43,972,650
2,000,000  Verizon Communications, Inc.                       67,800,000
                                                           $ 111,772,650
           Total Telecommunication Services                $ 111,772,650
           Utilities - 4.7 %
           Electric Utilities - 2.5 %
400,000    Edison International                            $  12,848,000
227,700    FirstEnergy Corp.                                  11,061,666
457,800    Southern Co.                                       16,938,600
                                                           $  40,848,266
           Gas Utilities - 0.6 %
308,200    Questar Corp.                                   $  10,075,058
           Multi-Utilities - 1.6 %
199,317    NSTAR (b)                                       $   7,273,077
302,100    Public Service Enterprise Group, Inc.               8,812,257
244,400    Sempra Energy                                      10,418,772
                                                           $  26,504,106
           Total Utilities                                 $  77,427,430
           TOTAL COMMON STOCKS
           (Cost  $2,061,043,382)                          $ 1,594,058,781
Principal
Amount ($)
           TEMPORARY CASH INVESTMENTS - 10.9 %
           Repurchase Agreement - 1.7 %
27,705,000 Deutsche Bank, 0.10%, dated 12/31/08, repurchase price of $27,705,000 plus accrued interest on 1/2/09 collateralized by
           $37,106,847 Freddie Mac Giant, 7.0%, 11/1/37    $  27,705,000
           Securities Lending Collateral  - 9.2 %
           Certificates of Deposit:
3,502,864  Abbey National Plc, 3.15%, 8/13/09              $   3,502,864
3,502,388  Bank of Nova Scotia, 3.21%, 5/5/09                  3,502,388
5,597,842  Bank of Scotland NY, 2.92%, 6/5/09                  5,597,842
6,305,156  Barclays Bank, 1.5%, 5/27/09                        6,305,156
1,113,691  Calyon NY, 4.62%, 1/16/09                           1,113,691
7,005,729  CBA, 4.87%, 7/16/09                                 7,005,729
6,305,156  DNB NOR Bank ASA NY, 3.04%, 6/5/09                  6,305,156
6,417,247  Intesa SanPaolo S.p.A., 1.44%, 5/22/09              6,417,247
405,781    NORDEA NY, 4.13%, 4/9/09                              405,781
5,254,296  Royal Bank of Canada NY, 2.7%, 8/7/09               5,254,296
3,502,864  Royal Bank of Scotland, 3.06%, 3/5/09               3,502,864
700,248    Skandinavian Enskilda Bank NY, 3.06%, 2/13/09         700,248
7,005,729  Societe Generale, 3.29%, 9/4/09                     7,005,729
6,305,156  Svenska Bank NY, 4.61%, 7/8/09                      6,305,156
7,005,729  U.S. Bank NA, 2.25%, 8/24/09                        7,005,729
                                                           $  69,929,877
           Commercial Paper:
667,568    BBVA U.S., 2.83%, 3/12/09                       $     667,568
7,005,729  Monumental Global Funding, Ltd., 2.5%, 8/17/09      7,005,729
3,502,864  CME Group, Inc., 2.9%, 8/6/09                       3,502,864
3,502,494  General Electric Capital Corp., 2.86%, 3/16/09      3,502,494
6,879,626  American Honda Finance Corp., 4.95%, 7/14/09        6,879,626
7,005,729  HSBC Bank, Inc., 2.5%, 8/14/09                      7,005,729
3,502,864  IBM, 2.39%, 9/25/09                                 3,502,864
6,305,156  MetLife Global Funding, 3.19%, 6/12/09              6,305,156
6,305,156  New York Life Global, 2.13%, 9/4/09                 6,305,156
5,954,869  Westpac Banking Corp., 2.34%, 6/1/09                5,954,869
                                                           $  50,632,055
           Tri-party Repurchase Agreements:
15,412,603 Deutsche Bank, 0.25%, 1/2/09                    $  15,412,603
1,190,133  Barclays Capital Markets, 0.5%, 1/2/09              1,190,133
                                                           $  16,602,736
           Time Deposit:
7,005,729  BNP Paribas, 0.01%, 1/2/09                      $   7,005,729

           Money Market Mutual Fund:
1,751,432  Columbia Government Reserves Fund               $   1,751,432
5,254,296  JP Morgan, U.S. Government Money Market Fund        5,254,296
                                                           $   7,005,729
           Total Securities Lending Collateral             $ 151,176,125
           TOTAL TEMPORARY CASH INVESTMENTS
           (Cost  $178,881,125)                            $ 178,881,125
           TOTAL INVESTMENT IN SECURITIES - 107.7%
           (Cost  $2,239,924,507)(a)                       $ 1,772,939,906
           OTHER ASSETS AND LIABILITIES - (7.7)%           $ (125,611,728)
           TOTAL NET ASSETS - 100.0%                       $ 1,647,328,178


*          Non-income producing security.

(a) At December 31, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $2,243,518,783 was as follows:

           Aggregate gross unrealized gain for all investments in which there is an excess of value over tax co$ 116,589,704

           Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value(587,168,581)

           Net unrealized loss                             $ (470,578,877)

(b)        At December 31, 2008, the following securities were out on loan:

Shares     Description                                       Value
109,100    3M Co.                                          $  6,277,614
1,400      Aetna, Inc.                                           39,900
201,100    Agnico Eagle Mines, Ltd.                          10,207,836
424,400    Altria Group, Inc.                                 6,391,464
365,700    Amgen, Inc. *                                     21,119,175
185,000    CBS Corp. (Class B)                                1,515,150
16,400     CME Group, Inc.                                    3,413,004
160,300    Coca-Cola Co.                                      7,256,781
220,000    EL Paso Corp.                                      1,722,600
128,000    Exxon Mobil Corp.                                 10,218,240
28,000     Kroger Co.                                           739,480
424,600    Legg Mason. Inc.                                   9,302,986
27,600     Lorillard, Inc.                                    1,555,260
48,000     Microsoft Corp.                                      933,120
758,100    New York Community Bancorp, Inc.                   9,066,876
180,000    Newmont Mining Corp.                               7,326,000
41,100     NSTAR                                              1,499,739
27,000     Phillip Morris International                       1,174,770
177,500    Thermo Fisher Scientific, Inc. *                   6,047,425
124,000    Transocean Ltd. *                                  5,859,000
53,000     Wal-Mart Stores, Inc.                              2,971,180
721,000    Waste Management, Inc. *                          23,893,940
421,000    Weatherford International, Inc. *                  4,555,220
3,000      Wellpoint, Inc. *                                    126,390
349,200    Zions Bancorporation                               8,558,892
           Total                                           $      151,772,042

           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of December 31, 2008, in valuing the Fund's assets:

Valuation Inputs                                             Investments
                                                             in Securities
Level 1 - Quoted Prices                                    $ 1,594,058,781
Level 2 - Other Significant Observable Inputs                178,881,125
Level 3 - Significant Unobservable Inputs                        0
Total                                                      $ 1,772,939,906


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Value Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date February 27, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date February 27, 2009



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date February 27, 2009

* Print the name and title of each signing officer under his or her signature.